Intangible Assets - Amortization (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Allocation Of Amortisation Expenses [abstract]
Amortisation Expense Reported in Cost of Goods Sold	$ 288	$ 317	$ 399
Amortisation Expense Reported in Administrative Expenses	1,412	953	858
Amortisation Expense Reported in Selling Expenses	765	542	656
Amortization expense	$ 2,465	$ 1,812	$ 1,913